Disclosures on Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)
Financial assets not measured at fair value
Finance receivables	$ 4,107.5	₨ 310,790.7		₨ 336,246.9
Financial assets not measured at fair value	13,073.7	989,223.9		1,034,043.8
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)	2,162.6	163,624.8		201,502.6
Long-term debt (including current portion of long-term debt)	13,538.2	1,024,372.3		858,408.1
Financial liabilities not measured at fair value	28,076.8	2,124,449.7		1,984,521.6
Not measured at fair value on recurring basis [Member]
Financial assets not measured at fair value
Finance receivables		268,816.5		334,290.5
Other investments		93,546.0		77,493.9
Financial assets not measured at fair value	4,789.0	362,362.5	$ 5,954.5	411,784.4
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		163,624.8		201,502.6
Long-term debt (including current portion of long-term debt)		929,535.9		827,757.5
Financial liabilities not measured at fair value	14,447.5	1,093,160.7	14,883.5	1,029,260.1
Not measured at fair value on recurring basis [Member] | Level 1 [Member]
Financial assets not measured at fair value
Other investments		93,546.0		77,455.1
Financial assets not measured at fair value	1,236.3	93,546.0	1,120.0	77,455.1
Financial liabilities not measured at fair value
Long-term debt (including current portion of long-term debt)		347,156.9		352,851.5
Financial liabilities not measured at fair value	4,588.1	347,156.9	5,102.3	352,851.5
Not measured at fair value on recurring basis [Member] | Level 2 [Member]
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		163,624.8		201,502.6
Long-term debt (including current portion of long-term debt)		582,379.0		474,906.0
Financial liabilities not measured at fair value	9,859.4	746,003.8	9,781.2	676,408.6
Not measured at fair value on recurring basis [Member] | Level 3 [Member]
Financial assets not measured at fair value
Finance receivables		268,816.5		334,290.5
Other investments				38.8
Financial assets not measured at fair value	$ 3,552.7	₨ 268,816.5	$ 4,834.5	₨ 334,329.3